ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY - CONDENSED STATEMENTS OF COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating expenses
General and administrative expenses	$ (31,648)	$ (20,304)	$ (23,757)
Total operating expenses	(75,025)	(68,846)	(66,574)
Operating loss	(1,762)	(12,141)	(27,454)
Other gains, net	5,852	2,992	687
Fair value losses on derivative liabilities	(11,466)
Fair value (losses)/gains on convertible notes	(4,433)	133	(4,837)
Loss before income tax expense	(13,162)	(10,394)	(31,956)
Share of loss from an equity investee	(111)	(408)
Income tax expense	(1,633)	(47)	(655)
Net loss	(14,906)	(10,849)	(32,611)
Other comprehensive (loss)/income:
Foreign currency translation adjustment, net of tax	5,274	(1,700)	(2,547)
Comprehensive loss attributable to iClick Interactive Asia Group Limited	(7,617)	(11,215)	(34,956)
Parent Company | Reportable legal entities
Operating expenses
General and administrative expenses	(13,598)	(12,064)	(27,643)
Total operating expenses	(13,598)	(12,064)	(27,643)
Operating loss	(13,598)	(12,064)	(27,643)
Other gains, net	(409)	285	403
Fair value losses on derivative liabilities	(11,466)
Fair value (losses)/gains on convertible notes	(4,433)	133	(4,837)
Share of (losses)/profits from subsidiaries and VIEs	17,477	2,519	(264)
Loss before income tax expense	(12,429)	(9,127)	(32,341)
Share of loss from an equity investee	(111)	(408)
Income tax expense	(78)	(68)	(68)
Net loss	(12,618)	(9,603)	(32,409)
Net loss attributable to iClick Interactive Asia Group Limited’s ordinary shareholders	(12,618)	(9,603)	(32,409)
Other comprehensive (loss)/income:
Foreign currency translation adjustment, net of tax	5,001	(1,612)	(2,547)
Comprehensive loss attributable to iClick Interactive Asia Group Limited	$ (7,617)	$ (11,215)	$ (34,956)